Registration No. 333-______

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No. |_| Post-Effective Amendment No.

(Check appropriate box or boxes)

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

           Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

          It is proposed that this filing will become effective on December 24, 2006 pursuant to Rule 488.

          An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
Form N-14
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14 ITEM NO.	PROSPECTUS/PROXY STATEMENT CAPTION

Part A

Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Cover Page

Item 3.	Synopsis Information and Risk Factors	Summary

Item 4.	Information About the Reorganization	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization

Item 5.	Information About the Registrant	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization; Additional Information About the Acquiring Fund and the Fund

Item 6.	Information About the Fund Being Acquired	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization; Additional Information About the Acquiring Fund and the Fund

Item 7.	Voting Information	Letter to Shareholders; Questions and Answers; Cover Page; Voting Information

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

PART B	STATEMENT OF ADDITIONAL INFORMATION CAPTION

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Not Applicable

Item 12.	Additional Information About the Registrant	Statement of Additional Information of Registrant, dated April 1, 2006(1)

Item 13.	Additional Information About the Fund Being Acquired	Statement of Additional Information of Dreyfus California Intermediate Municipal Bond Fund, dated August 1, 2006(2)

Item 14.	Financial Statements	Annual Report of Dreyfus California Intermediate Municipal Bond Fund, dated March 31, 2006(3); Annual Report of Registrant, dated November 30, 2005(4).

PART C

Item 15.	Indemnification

Item 16.	Exhibits

Item 17.	Undertakings

__________

(1)	Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A, filed March 30, 2006 (File No. 33-9452).

(2)	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A of Dreyfus California Intermediate Municipal Bond Fund, filed July 27, 2006 (File No. 33-46586).

(3)	Incorporated herein by reference to Dreyfus California Intermediate Municipal Bond Fund's Annual Report, filed May 26, 2006 (File No. 811-6610).

(4)	Incorporated herein by reference to Registrant's Annual Report, filed February 3, 2006 (File No. 811-4871).

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Dear Shareholder:

          As a shareholder of Dreyfus California Tax Exempt Money Market Fund (the "Fund"), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to General California Municipal Money Market Fund (the "Acquiring Fund"), in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities. The Acquiring Fund, like the Fund, is a money market fund that seeks to maintain a stable share price of $1.00. The Acquiring Fund, like the Fund, normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The Acquiring Fund has more assets and a lower total expense ratio than the Fund. In addition, the Acquiring Fund and the Fund have comparable performance records. The Dreyfus Corporation ("Dreyfus") is the investment adviser to the Acquiring Fund and the Fund.

          If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund, which has a substantially similar investment objective and investment management policies as the Fund.

           Management of Dreyfus has reviewed the funds in the Dreyfus Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies. As a result of the review, management recommended that the Fund be consolidated with the Acquiring Fund. Management believes that the reorganization should enable Fund shareholders to benefit from more efficient portfolio management and will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

           After careful review, the Fund's Board of Trustees has unanimously approved the proposed reorganization. The Trustees believe that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund with a lower total expense ratio and a comparable performance record. The Board of Trustees recommends that you read the enclosed materials carefully and then vote FOR the proposal.

          Your vote is extremely important, no matter how large or small your Fund holdings.

           To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

           Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-645-6561.

Sincerely, Stephen E. Canter President

December __, 2006

TRANSFER OF THE ASSETS OF
DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND
TO AND IN EXCHANGE FOR CLASS A SHARES OF
GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

You will become a shareholder of General California Municipal Money Market Fund (the "Acquiring Fund"), an open-end investment company managed by The Dreyfus Corporation ("Dreyfus"), on or about March 9, 2007 (the "Closing Date"), and will no longer be a shareholder of Dreyfus California Tax Exempt Money Market Fund (the "Fund"). You will receive Class A shares of the Acquiring Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The Fund's Board believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund that also is managed by Dreyfus. By combining the Fund with the Acquiring Fund, which has more assets and a lower total expense ratio than the Fund, Fund shareholders should benefit from more efficient portfolio management. In addition, the Acquiring Fund and the Fund have comparable performance records. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. The Acquiring Fund and the Fund have substantially similar investment objectives and investment management policies. The Acquiring Fund seeks to maximize current income exempt from federal and California state income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, each fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. Although each fund seeks to provide income exempt from federal and California state personal income taxes, the Fund may invest up to 20% of its assets in municipal obligations the interest from which may be subject to the federal alternative minimum tax and the Acquiring Fund may invest without limitation in such municipal obligations. Dreyfus is the investment adviser to the Acquiring Fund and the Fund and provides day-to-day management of each fund's investments. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, distributes each fund's shares. For additional information regarding the Fund and the Acquiring Fund, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares. The Fund will distribute any undistributed net investment income and net realized capital gains prior to the reorganization, which distribution would be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. You will continue to enjoy the same shareholder privileges such as the Fund Exchanges service, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. You also will have the ability to continue to write redemption checks against your account through the Checkwriting privilege. You also may continue to purchase and sell Class A shares of the Acquiring Fund online through www.dreyfus.com.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

No. Under its agreement with Dreyfus, the Fund and the Acquiring Fund each pay Dreyfus a management fee at the annual rate of 0.50% of the value of the respective fund's average daily net assets. In addition, the Acquiring Fund's Class A shares have a lower total expense ratio than the Fund.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Dreyfus, and not the Fund or the Acquiring Fund, will pay the expenses directly related to the proposed reorganization.

HOW DOES THE BOARD OF TRUSTEES OF THE FUND RECOMMEND I VOTE?

The Fund's Board of Trustees has determined that reorganizing the Fund into the Acquiring Fund, which is managed by Dreyfus and has a substantially similar investment objective and investment management policies as the Fund, offers potential benefits to shareholders of the Fund. These potential benefits include permitting Fund shareholders to pursue the same investment goals in a larger fund with a lower total expense ratio and a comparable performance record. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management.

The Fund's Board of Trustees believes that the reorganization is in the best interests of the Fund and its shareholders. Therefore, the Trustees recommend that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;

•	By telephone, with a toll-free call to the number listed on your proxy card;

•	Through the Internet, at the website address listed on your proxy card; or

•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND

_________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

_________________

To the Shareholders:

          A Special Meeting of Shareholders of Dreyfus California Tax Exempt Money Market Fund (the "Fund"), will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, on Thursday, March 1, 2007, at 1:30 p.m., for the following purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to General California Municipal Money Market Fund (the "Acquiring Fund"), in exchange for Class A shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Class A shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its shareholders in liquidation of the Fund, after which the Fund will cease operations; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

           Shareholders of record at the close of business on December 15, 2006 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Trustees Michael A. Rosenberg Secretary

New York, New York
December__, 2006

                                                                                     WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND

To and in Exchange for Class A Shares of

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

PROSPECTUS/PROXY STATEMENT
December___, 2006

_________________

Special Meeting of Shareholders
To Be Held on Thursday, March 1, 2007

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of Dreyfus California Tax Exempt Money Market Fund (the "Fund") to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on Thursday, March 1, 2007, at 1:30 p.m., at the offices of The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, 7th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on December 15, 2006 are entitled to receive notice of and to vote at the Meeting.

          It is proposed that the Fund transfer all of its assets to General California Municipal Money Market Fund (the "Acquiring Fund"), in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization"). Upon consummation of the Reorganization, the Acquiring Fund Class A shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's Class A shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class A shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

          A Statement of Additional Information ("SAI") dated December___, 2006, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-645-6561, or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          The Fund and the Acquiring Fund are open-end management investment companies known as money market mutual funds. The funds have a substantially similar investment objective and investment management policies. The Fund and the Acquiring Fund each normally invest substantially all of their respective assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. Dreyfus is the investment adviser to the Acquiring Fund and the Fund. A comparison of the Fund and the Acquiring Fund is set forth in this Prospectus/Proxy Statement.

          The Acquiring Fund's Prospectus dated April 1, 2006, Annual Report for its fiscal year ended November 30, 2005 (including its audited financial statements for the fiscal year) and Semi-Annual Report for the six-month period ended May 31, 2006 accompany this Prospectus/Proxy Statement. The Acquiring Fund's Prospectus and the financial statements contained in its Annual Report are incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Fund's most-recent Prospectus and its Annual Report for the fiscal year ended March 31, 2006, please call 1-800-645-6561, visit www.dreyfus.com or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

           Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

          As of October 31, 2006, there were 171,683,754 Fund shares issued and outstanding.

           Proxy materials will be mailed to shareholders of record on or about December__, 2006.

TABLE OF CONTENTS

Summary

Reasons for the Reorganization

Information about the Reorganization

Additional Information about the Acquiring Fund and the Fund

Voting Information

Financial Statements and Experts.

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization

Exhibit B: Description of the Acquiring Fund's Board Members	A-1 B-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING
FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE
ACQUIRING FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization (the "Plan") attached to this Prospectus/Proxy Statement as Exhibit A.

           Proposed Transaction. The Fund's Board, including the Board members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the Acquiring Fund, has unanimously approved the Plan for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class A shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all Acquiring Fund Class A shares received by it among its shareholders so that each Fund shareholder will receive a pro rata distribution of the Acquiring Fund's Class A shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will be terminated and cease operations.

          As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization.

          The Fund's Board has unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

           Tax Consequences. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. Certain tax attributes of the Fund will carry over to the Acquiring Fund. See "Information about the Reorganization—Federal Income Tax Consequences."

           Comparison of the Fund and the Acquiring Fund. The following discussion is primarily a summary of certain parts of the Fund's Prospectus and the Acquiring Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

           Goal/Approach. The Acquiring Fund has a substantially similar investment objective and investment management policies as the Fund. The Fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Acquiring Fund seeks to maximize current income exempt from federal and California state income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

          To pursue its goal, each fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The Acquiring Fund, like the Fund, also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, each fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, when the portfolio manager believes acceptable California municipal obligations are not available for investment.

           Although each fund seeks to provide income exempt from federal and California state income taxes, interest from some fund holdings may be subject to the federal alternative minimum tax ("AMT"). The Fund is subject to a 20% limitation on the amount of its assets that may be invested in municipal obligations subject to the federal AMT. The Acquiring Fund may invest without limitation in such municipal obligations if Dreyfus determines that their purchase is consistent with the Acquiring Fund's investment objective. As of July 31, 2006, 18.71% of the Fund's assets and 56.97% of the Acquiring Fund's assets, respectively, were invested in municipal obligations subject to the federal AMT.

          As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less

•	buy individual securities that have remaining maturities of 13 months or less

•	invest only in high quality, dollar-denominated obligations

           Generally, the Acquiring Fund, like the Fund, is required to invest its assets in securities with the highest or second-highest credit rating, or the unrated equivalent as determined by Dreyfus.

          The Fund is a "diversified" fund, which means that it will not, with respect to 75% of its total assets, invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities). The Acquiring Fund is a "non-diversified" fund, which means that the proportion of its assets that may be invested in the securities of a single issuer is not limited to the same extent as the Fund's investments.

          For more information on either the Fund's or the Acquiring Fund's management policies, see "Goal/Approach" in the relevant Prospectus and "Description of the Fund" in the relevant Statement of Additional Information.

           Main Risks. Because each fund is a money market fund with a substantially similar investment objective and investment policies and restrictions, the principal risks associated with an investment in the Fund and the Acquiring Fund are substantially similar, although they may be described differently in the relevant Prospectus. An investment in the Acquiring Fund, as in the Fund, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in either fund. Additionally, each fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additional risks, as described in the Acquiring Fund's Prospectus, are discussed below.

          The following factors could reduce the Fund's or the Acquiring Fund's income level and/or share price:

•	Interest rates could rise sharply, causing the value of the fund's investments and share price to drop

•	Interest rates could drop, thereby reducing the fund's yield

•	Any of the fund's holdings could have its credit rating downgraded or could default

•	California's economy and revenues underlying its municipal obligations may decline

•	The fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

           Derivative securities, such as structured notes in which the Fund and the Acquiring Fund may invest, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

          The Acquiring Fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the Acquiring Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

          See "Main Risks" in the relevant Prospectus and "Description of the Fund" in the relevant Statement of Additional Information for a more complete description of investment risks.

           Fees and Expenses. The fees and expenses set forth below are based on net assets and accruals of the Fund and the Acquiring Fund, respectively, as of July 31, 2006. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and fund accruals of the Fund and the Acquiring Fund as of July 31, 2006, as adjusted showing the effect of the Reorganization had it occurred on such date. Each fund has agreed to pay Dreyfus a management fee at the annual rate of 0.50% of the value of the respective fund's average daily net assets. In addition, shares of the Acquiring Fund have a lower total expense ratio than the Fund based on expenses of the funds as of July 31, 2006. Shares of the Fund and Class A shares of the Acquiring Fund are not subject to any sales charges, redemption fees or exchange fees. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

	Fund	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Management fees	0.50%	0.50%	0.50%
Rule 12b-1 fee	none	none	none
Shareholder services fee	0.04%	0.02%	0.02%
Other expenses	0.09%	0.08%	0.08%

Total	0.63%	0.60%	0.60%

Expense example

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

	1 Year	3 Years	5 Years	10 Years
Fund shares	$ 64	$202	$351	$786
Acquiring Fund Class A shares	$ 61	$192	$335	$750
Pro Forma--After Reorganization Acquiring Fund Class A shares	$ 61	$192	$335	$750

           Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar chart for the Acquiring Fund shows the changes in the performance of the Acquiring Fund's Class A shares from year to year and the bar chart for the Fund shows the performance of the Fund's shares from year to year. The tables show the respective fund's average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance (both before and after taxes) is no guarantee of future results.

Acquiring Fund — Class A Shares
Year-by-year total returns as of 12/31 each year (%)

2.84	2.99	2.73	2.46	3.07	2.02	0.99	0.54	0.63	1.87

'96	'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q4 '00 Q3 '03	+0.82% +0.08%

The year-to-date total return of the Acquiring Fund's Class A shares as of 9/30/06 was ___%.

Acquiring Fund -- Class A Shares
Average annual total returns as of 12/31/05

1 Year	5 Years	10 Years

1.87%	1.21%	2.01%

The most current seven-day yield for the Acquiring Fund's Class A shares is available by calling 1-800-645-6561.

Fund Shares
Year-by-year total returns as of 12/31 each year (%)

2.80	2.94	2.69	2.39	2.96	1.94	0.88	0.48	0.60	1.77

'96	'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q4 '00 Q3 '03	+0.79% +0.07%

The year-to-date total return of the Fund's shares as of 9/30/06 was ___%.

Fund Shares
Average annual total returns as of 12/31/05

1 Year	5 Years	10 Years

1.77%	1.13%	1.94%

The most current seven-day yield for the Fund's shares is available by calling 1-800-645-6561.

          Investment Adviser. The investment adviser for the Fund and the Acquiring Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $___ billion in approximately 200 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation ("Mellon Financial"), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $___trillion in assets under management, administration or custody, including $___billion under management.

           Primary Portfolio Manager. Joseph Irace serves as the primary portfolio manager of the Fund and the Acquiring Fund.

           Board Members. Other than Joseph S. DiMartino, who is Chairman of the Board of the Acquiring Fund and the Fund, each fund has different Board members. None of the Board members of the Acquiring Fund or the Fund is an "interested person" (as defined in the 1940 Act) of the Acquiring Fund or the Fund ("Independent Board Members"). For a description of the Acquiring Fund's Board members, see Exhibit B.

           Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for both the Fund and the Acquiring Fund.

           Capitalization.      The Fund has classified its shares into one class and the Acquiring Fund has classified its shares into two classes — Class A and Class B. There will be no exchange of Class B shares of the Acquiring Fund. The following table sets forth as of October 31, 2006 (1) the capitalization of the Fund's shares, (2) the capitalization of the Acquiring Fund's Class A shares and (3) the pro forma capitalization of the Acquiring Fund's Class A shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Total net assets	$171,618,530	$419,874,093	$591,492,623
Net asset value per share	$1.00	$1.00	$1.00
Shares outstanding	171,683,754	419,948,547	591,632,301

          The Acquiring Fund had approximately $_____million in total net assets (attributable to Class A and Class B shares) as of October 31, 2006. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes invest in the same portfolio of securities, but the classes are subject to different charges and expenses.

           Purchase Procedures. The purchase procedures of the Fund and the Acquiring Fund and the automatic investment services they offer are substantially similar. The Fund calculates its net asset value per share once a day — 12:00 noon. The Acquiring Fund calculates its net asset value per share three times a day — 12:00 noon, 3:00 p.m. and 8:00 p.m. Generally, a purchase order received by 12:00 noon by the Fund will be effective, and will receive the dividend declared, on that day. Generally, a purchase order received by 3:00 p.m. by the Acquiring Fund will be effective, and will receive the dividend declared, on that day. Orders for Acquiring Fund shares placed after 3:00 p.m., but before 8:00 p.m., generally will become effective at the price determined at 8:00 p.m. on that day and the Acquiring Fund shares purchased will start earning dividends on the next business day. All times are Eastern time. See "Account Policies – Buying shares," "Services for Fund Investors" and "Instructions for Regular Accounts" in the relevant Prospectus and "How to Buy Shares" and "Shareholder Services" in the relevant Statement of Additional Information for a discussion of purchase procedures.

           Shareholder Services Plan . Fund shares and Class A shares of the Acquiring Fund are subject to a Shareholder Services Plan pursuant to which the Fund and the Acquiring Fund each reimburses Dreyfus Service Corporation, their distributor, an amount not to exceed the annual rate of 0.25% of the value of the average daily net assets of the Fund and the Acquiring Fund, respectively, for providing shareholder services. See "Shareholder Services Plan" in the relevant Statement of Additional Information for a discussion of the Shareholder Services Plan.

           Redemption Procedures. The redemption procedures of the Fund and the Acquiring Fund are substantially similar. If a redemption request is received by 12:00 noon by the Fund or by 3:00 p.m. by the Acquiring Fund, the redemption proceeds ordinarily will be paid on that day, and the shares will not receive the dividend declared on that day. See "Account Policies—Selling shares" and "Instructions for Regular Accounts" in the relevant Prospectus and "How to Redeem Shares" in the relevant Statement of Additional Information for a discussion of redemption procedures.

           Distributions.      The dividends and distributions policies of the Fund and the Acquiring Fund are the same. The Fund and the Acquiring Fund each ordinarily declare dividends from their respective net investment income on each day the New York Stock Exchange is open for regular business. Although they may do so more frequently, each fund usually pays dividends once a month and anticipates paying any capital gain distribution annually. The actual amount of dividends paid per share by the Fund and the Acquiring Fund is different. See "Distributions and Taxes" in the relevant Prospectus for a discussion of such policies.

           Shareholder Services. The shareholder services offered by the Fund and the Acquiring Fund are substantially similar. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. The Acquiring Fund also offers a Quarterly Distribution Plan. See "Services for Fund Investors" in the relevant Prospectus and "Shareholder Services" in the relevant Statement of Additional Information for a further discussion of the shareholder services offered.

REASONS FOR THE REORGANIZATION

           After management of Dreyfus reviewed the funds in the Dreyfus Family of Funds to determine whether it would be appropriate to consolidate certain funds having similar investment objectives and management policies, management recommended that the Fund be consolidated with the Acquiring Fund. The Board members of the Fund and the Acquiring Fund have concluded that the Reorganization is in the best interests of the Fund and its shareholders and the Acquiring Fund and its shareholders, respectively. The Fund's Board believes that the Reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund with a lower total expense ratio and a comparable performance record, without diluting such shareholders' interests. As of October 31, 2006, the Fund had net assets of approximately $172 million and the Acquiring Fund had net assets of approximately $___ million. By combining the Fund with the Acquiring Fund, which has larger aggregate net assets, Fund shareholders should benefit from more efficient portfolio management and Dreyfus would be able to eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

          The Board of the Acquiring Fund considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund.

          In determining whether to recommend approval of the Reorganization, each Board considered the following factors, among others: (1) the compatibility of the Fund's and the Acquiring Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) that the costs to be incurred by the Fund and the Acquiring Fund in connection with the Reorganization would be borne by Dreyfus, and not the Fund or the Acquiring Fund.

          For the reasons described above, the Boards of the Fund and the Acquiring Fund, including the Independent Board Members, approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

           Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for Class A shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities on March 9, 2007 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Fund Class A shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the Fund and Class A shares of the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption "Account Policies—Buying shares" in the Acquiring Fund's Prospectus and under the caption "Determination of Net Asset Value" in the Acquiring Fund's Statement of Additional Information.

          On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

          As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its shareholders of record, as of the close of business on the Closing Date, Acquiring Fund Class A shares received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund Class A shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated. After the Closing Date, any outstanding certificates representing Fund shares will represent Class A shares of the Acquiring Fund distributed to the Fund's shareholders of record.

          The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Fund and the Acquiring Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Acquiring Fund.

          The total expenses of the Reorganization are expected to be approximately $_____, which will be borne by Dreyfus. In addition to use of the mails, proxies may be solicited personally or by telephone, and Dreyfus may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Fund's Board. The cost of such outside solicitation firm, which would be borne by Dreyfus, is estimated to be approximately $____.

          If the Reorganization is not approved by Fund shareholders, the Fund's Board will consider other appropriate courses of action with respect to the Fund.

           Temporary Suspension of Certain of the Fund's Investment Restrictions. Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of any of the Fund's investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

           Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund Class A shares, the Acquiring Fund's assumption of the Fund's stated liabilities, and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Fund, the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class A shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class A shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class A shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund shares for Acquiring Fund Class A shares pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class A shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class A shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

           Neither the Fund nor the Acquiring Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Required Vote and Board's Recommendation

          The Fund's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization.

THE FUND'S BOARD, INCLUDING THE INDEPENDENT BOARD MEMBERS,
UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR"
APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

           Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund's Prospectus forming a part its Registration Statement on Form N-1A (File No. 33-09452). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus forming a part of its Registration Statement on Form N-1A (File No. 2-95595).

          The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

           Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

          If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

          In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of 30% of the outstanding Fund shares entitled to vote at the Meeting.

          The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

          As of November 20, 2006, the following shareholders were known by the Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Fund:

	Percentage of Outstanding Shares
Name and Address	Before Reorganization	After Reorganization
	%	%
Wells Fargo Bank N.A.
ATTN Cash Sweep Department
733 Marquette Avenue
Minneapolis, MN 55479-0001	14.81%	__%

Hare & Co.
C/O Bank of New York
Short Term Investment Funds
111 Sanderscreek Parkway
E. Syracuse, NY 13057-1382	12.08%	__%

National Financial Services Corp.
For Exclusive Benefit of Our Customers
One World Fiancial Center
200 Liberty Street
New York, NY 10281-1003	11.27%	__%

Pershing LLC
Pershing Div. - Transfer Department
P.O. Box 2052
Jersey City, NJ 07303-2052	5.87%	__%

Bank of the West
Acting as Fiduciary
P.O. Box 60078
Los Angeles, CA 90060-0078	5.82%	__%

           As of November 20, 2006, the following shareholders were known by the Acquiring Fund to own of record or beneficially 5% or more of the outstanding Class A voting shares of the Acquiring Fund:

Name and Address	Percentage of Outstanding Class A Shares
	Before Reorganization	After Reorganization
Banc of America Securities LLC
Money Market Funds Omnibus
200 North College Street
Charlotte, NC 28255	53.61%	____%
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303	6.99%	____%

          A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the fund.

          As of November 20, 2006, Board members and officers of the Fund and the Acquiring Fund, as a group, owned less than 1% of the Fund's and the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Fund for the fiscal year ended March 31, 2006 and the audited financial statements of the Acquiring Fund for the fiscal year ended November 30, 2005 have been incorporated herein by reference in reliance upon the reports of Ernst & Young LLP, the independent registered public accounting firm for the Fund and the Acquiring Fund, given on their authority as experts in accounting and auditing.

OTHER MATTERS

          The Fund's Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

           Please advise the Fund, in care of Dreyfus Transfer, Inc., P.O. Box 55263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

           IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

           AGREEMENT AND PLAN OF REORGANIZATION dated as of November 15, 2006 (the "Agreement"), between DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND (the "Fund"), a Massachusetts business trust, and GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND (the "Acquiring Fund"), a Massachusetts business trust.

          This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund Class A shares ("Acquiring Fund Shares") of beneficial interest, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

           WHEREAS, the Fund and the Acquiring Fund are each registered, open-end management investment companies, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

           WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their shares of beneficial interest;

           WHEREAS, the Fund's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization; and

           WHEREAS, the Acquiring Fund's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

          NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

           1.     THE REORGANIZATION.

           1.1     Subject to the terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities), and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

           1.2     The Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by The Dreyfus Corporation ("Dreyfus"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

           1.3     Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to The Bank of New York, One Wall Street, New York, New York 10286, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

           1.4     The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

           1.5     As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate and distribute pro rata to the Fund's shareholders of record, determined as of the close of business on the Closing Date ("Fund Shareholders"), Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund; Fund share certificates, if any, will be exchanged for Acquiring Fund share certificates upon presentation to the Acquiring Fund's transfer agent.

           1.6     Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information; the Acquiring Fund, however, will not issue share certificates in the Reorganization.

           1.7     Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

           1.8     Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

           2.     VALUATION.

           2.1     The value of the Fund's assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's Agreement and Declaration of Trust, as amended (the "Acquiring Fund's Declaration of Trust"), and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

           2.2     The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's Declaration of Trust and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

           2.3     The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share, determined in accordance with paragraph 2.2.

           2.4     All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

           3.     CLOSING AND CLOSING DATE.

           3.1     The Closing Date shall be March 9, 2007, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

           3.2     The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date.

           3.3     If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

           3.4     The transfer agent for the Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund's transfer agent shall issue and deliver to the Fund's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Fund that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

           4.      REPRESENTATIONS AND WARRANTIES.

           4.1     The Fund represents and warrants to the Acquiring Fund as follows:

                     (a)      The Fund is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

                     (b)      The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

                      (c)      The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                     (d)      The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Fund's Agreement and Declaration of Trust, as amended (the "Fund's Declaration of Trust"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Fund is a party or by which the Fund is bound.

                     (e)      The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

                     (f)      No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                     (g)      The Statements of Assets and Liabilities of the Fund for each of its five fiscal years ended March 31, 2006 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

                     (h)      Since March 31, 2006, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.2 and 4.1(g) hereof.

                     (i)      At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                      (j)      For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                      (k)      All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

                     (l)      On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

                     (m)      The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Fund's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                     (n)      The proxy statement of the Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

           4.2     The Acquiring Fund represents and warrants to the Fund as follows:

                      (a)      The Acquiring Fund is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

                     (b)      The Acquiring Fund is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

                      (c)      The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                     (d)      The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Acquiring Fund's Declaration of Trust or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound.

                     (e)      No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                     (f)      The Statements of Assets and Liabilities of the Acquiring Fund for each of its five fiscal years ended November 30, 2005 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

                     (g)      Since November 30, 2005, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(f) hereof.

                     (h)      At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                     (i)      For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                     (j)      All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                     (k)      The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquiring Fund's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                     (l)      The Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                     (m)      No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's assets in the Reorganization.

                     (n)      The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

           5.      COVENANTS OF THE ACQUIRING FUND AND THE FUND.

           5.1     The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

           5.2     The Fund will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

           5.3     Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

           5.4     As promptly as practicable, but in any case within sixty days after the Closing Date, the Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Fund's President or its Vice President and Treasurer.

           5.5     The Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

           5.6     The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

           5.7     The Fund covenants that it is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

           5.8     As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund's shareholders consisting of the Acquiring Fund Shares received at the Closing.

           6.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

           6.1     All representations and warranties of the Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           6.2     The Fund shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Fund's Treasurer.

           6.3     The Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Fund's President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

           7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

          The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

           7.1     All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

           7.2     The Acquiring Fund shall have delivered to the Fund on the Closing Date a certificate executed in its name by the Acquiring Fund's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

           8.     FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

          If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

           8.1     This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Fund's Declaration of Trust and the 1940 Act.

           8.2     On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

           8.3     All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

           8.4     The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

           8.5     The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

           8.6     The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                     (a)      The transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

          In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

          No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

           9.      TERMINATION OF AGREEMENT; EXPENSES.

           9.1     This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Fund or of the Acquiring Fund, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

           9.2     If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members, officers or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement.

           9.3     Dreyfus shall bear the aggregate expenses of the transactions contemplated hereby to the extent those expenses are directly related to the Reorganization.

           10.     WAIVER.

          At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Fund or of the Acquiring Fund if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

           11.     MISCELLANEOUS.

           11.1     None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

           11.2     This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

           11.3     This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Fund and the Acquiring Fund shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and federal securities laws, the latter shall govern.

           11.4     This Agreement may be amended only by a signed writing between the parties.

           11.5     This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

           11.6     This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

           11.7     It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Fund or the Acquiring Fund personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Fund's Declaration of Trust or the Acquiring Fund's Declaration of Trust; a copy of each of the Fund's and the Acquiring Fund's Declaration of Trust is on file at the office of the Secretary of the Commonwealth of Massachusetts and at the Fund's and the Acquiring Fund's principal offices. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

          IN WITNESS WHEREOF, the Fund and the Acquiring Fund have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND By: Stephen E. Canter, President

ATTEST: Jeff Prusnofsky, Assistant Secretary

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND By: Stephen E. Canter, President

ATTEST: Jeff Prusnofsky, Assistant Secretary

EXHIBIT B

DESCRIPTION OF THE ACQUIRING FUND'S BOARD MEMBERS

Board members of the Acquiring Fund, together with information as to their positions with the Acquiring Fund, principal occupations and other board memberships and affiliations, are shown below.(1)

Name (Age) Position with Acquiring Fund (Since)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (63) Chairman of the Board (1995)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Levcor International, Inc., an apparel fabric processor,
    Director
Century Business Services, Inc., a provider of
    outsourcing functions for small and medium size
    companies, Director
The Newark Group, a provider of a national market of
    paper recovery facilities, paperboard mills
    and paperboard converting plants, Director
Sunair Services Corporation, engaging in the
    design, manufacture and sale of high frequency
    systems for long-range voice and data
    communications, as well as providing certain
    outdoor-related services to homes and
businesses, Director

Clifford L. Alexander, Jr. (73) Board Member (1986)	President of Alexander & Associates, Inc., a management consulting firm (January 1981 - present) Chairman of the Board of Moody's Corporation (October 2000 - October 2003)	Mutual of America Life Insurance Company, Director

Peggy C. Davis (63) Board Member (1990)	Shad Professor of Law,
    New York University School
    of Law (1983 - present)
Writer and teacher in the
    fields of evidence,
    constitutional theory,
    family law, social sciences
    and the law, legal process
    and professional methodology
and training	None

Ernest Kafka (74) Board Member (1986)	Physician engaged in private
    practice specializing in the
    psychoanalysis of adults and
    adolescents (1962 - present)
Instructor, The New York
    Psychoanalytic Institute
    (1981 - present)
Associate Clinical Professor of
    Psychiatry at Cornell
Medical School (1987 - 2002)	None

Nathan Leventhal (63) Board Member (1989)	A management consultant for various non-profit organizations (May 2004 - present) Chairman of the Avery-Fisher Artist Program (November 1997 - present)	Movado Group, Inc., Director

_______________

(1)	None of the Board members are "interested persons" of the Acquiring Fund, as defined in the 1940 Act.

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND

          The undersigned shareholder of Dreyfus California Tax Exempt Money Market Fund (the "Fund"), hereby appoints Joseph M. Chioffi and Jeff Prusnofsky, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on December 15, 2006, at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, at 1:30 p.m., on Thursday, March 1, 2007, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE FUND'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

           3.      TELEPHONE: Call 1-888-[221-0697] and follow the simple instructions.

           4.      INTERNET: Go to www.proxyweb.com, and follow the on-line directions.

           5.      MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

           If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated: ________________________
Sign, Date and Return the Proxy Card Promptly
Using theEnclosed Envelope

___________________________________
Signature(s)                     (Sign in the Box)

(Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil. Please do not use fine point pens.

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to the General California Municipal Money Market Fund (the "Acquiring Fund"), in exchange for Class A shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund.

               FOR                      AGAINST                     ABSTAIN
/_/ /_/ /_/

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

STATEMENT OF ADDITIONAL INFORMATION

December __, 2006
Acquisition of the Assets of

DREYFUS CALIFORNIA TAX EXEMPT MONEY MARKET FUND

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-645-6561

By and in Exchange for Class A Shares of

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-645-6561

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated December__, 2006 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus California Tax Exempt Money Market Fund (the "Fund"), in exchange for Class A shares of General California Municipal Money Market Fund (the "Acquiring Fund"). The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund's Statement of Additional Information dated April 1, 2006.

2.	The Acquiring Fund's Annual Report for the fiscal year ended November 30, 2005.

3.	The Acquiring Fund's Semi-Annual Report for the six-month period ended May 31, 2006.

4.	The Fund's Annual Report for the fiscal year ended March 31, 2006.

5.	Pro forma financials for the combined Fund and Acquiring Fund as of October 31, 2006.

          The Acquiring Fund's Statement of Additional Information, and the financial statements included in the Acquiring Fund's Annual Report and Semi-Annual Report and the Fund's Annual Report are incorporated herein by reference. The Prospectus/Proxy Statement dated December __, 2006 may be obtained by writing to the Fund or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

          The Acquiring Fund's Statement of Additional Information dated April 1, 2006 is incorporated herein by reference to the Acquiring Fund's Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A, filed March 30, 2006 (File No. 33-9452).The financial statements of the Acquiring Fund are incorporated herein by reference to its Annual Report dated November 30, 2005, filed February 3, 2006, and Semi-Annual Report dated May 30, 2006, filed July 31, 2006.

          The Fund's Statement of Additional Information dated August 1, 2006 is incorporated herein by reference to the Fund's Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A, filed July 27, 2006 (File No. 2-95595). The financial statements of the Fund are incorporated herein by reference to its Annual Report dated March 31, 2006, filed May 26, 2006.

Pro Forma STATEMENT OF INVESTMENTS (Unaudited)

General California Municipal Money Market Fund

October 31,2006
                                                                    Principal Amount ($)           Value ($)
                                                        ---------------------------------------------------------------------------
                                                                                                  General       Dreyfus
                                                        General        Dreyfus                    California    California
                                                        California     California                 Municipal     Tax Exempt
                                                        Municipal      Tax Exempt     Pro Forma   Money         Money     Pro Forma
                                                        Money Market   Money Market   Combined    Market        Market    Combined
                                                        Fund           Fund           (*)         Fund          Fund      (*)

                                     Coupon  Maturity
Short-Term Investments--100.0%       Rate    Date
                                     (%)
-----------------------------------------------------------------------------------------------------------------------------------
California--95.2%
Adelanto Public Utility Authority,
  Revenue, Refunding (Utility
  System Project) (Insured;
  AMBAC and Liquidity Facility;
  Dexia Credit Locale)              3.49    11/1/06    6,350,000 a                   6,350,000   6,350,000                 6,350,000
Alameda-Contra Costa Schools
  Financing Authority, COP
  (Capital Improvements
  Financing Projects) (LOC; KBC
  Bank)                             3.48    11/7/06                    840,000 a       840,000                    840,000    840,000
Alameda County Industrial
  Development Authority, Revenue
  (Heat and Control Inc.
  Project) (LOC; Comerica Bank)     3.55    11/7/06    3,780,000 a                   3,780,000   3,780,000                 3,780,000
Alameda County Industrial
  Development Authority, Revenue
  (Malmberg Engineering, Inc.
  Project) (LOC; Comerica Bank)     3.60    11/7/06                  2,300,000 a     2,300,000                  2,300,000  2,300,000
Alameda County Industrial
  Development Authority, Revenue
  (P.J.'s Lumber Inc. Project)
  (LOC; Comerica Bank)              3.60    11/7/06    2,305,000 a                   2,305,000   2,305,000                 2,305,000
Alameda County Industrial
  Development Authority, Revenue
  (Plastikon Industries Inc.
  Project) (LOC; California
  State Teachers Retirement
  System)                           3.79    11/7/06    2,960,000 a                   2,960,000   2,960,000                 2,960,000
Alameda County Industrial
  Development Authority, Revenue
  (Spectrum Label Corp. Project)
  (LOC; Bank of The West)           3.79    11/7/06    3,370,000 a                   3,370,000   3,370,000                 3,370,000
California
  (Insured; AMBAC and Liquidity
  Facility; PB Finance Inc.)        3.58    11/7/06                  2,455,000 a,b   2,455,000                  2,455,000  2,455,000
California
  (Insured; XLCA and LOC;
  Merrill Lynch)                    3.59    11/7/06    8,120,000 a,b                 8,120,000   8,120,000                 8,120,000
California,
  CP (Liquidity Facility: Bank
  of Nova Scotia, KBC Bank,
  Lloyds TSB Bank PLC, National
  Australia Bank, Royal Bank of
  Scotland and Societe Generale)    3.47    12/6/06   11,700,000     9,000,000      20,700,000   11,700,000     9,000,000 20,700,000
California,
  CP (Liquidity Facility: Bank
  of Nova Scotia, KBC Bank,
  Lloyds TSB Bank PLC, National
  Australia Bank, Royal Bank of
  Scotland and Societe Generale)    3.50    12/6/06   13,000,000     5,000,000      18,000,000   13,000,000     5,000,000 18,000,000
California,
  CP (Liquidity Facility: Bank
  of Nova Scotia, KBC Bank,
  Lloyds TSB Bank PLC, National
  Australia Bank, Royal Bank of
  Scotland and Societe Generale)    3.50   12/12/06    5,900,000     2,600,000       8,500,000   5,900,000      2,600,000  8,500,000
California,
  CP (Liquidity Facility: Bank
  of Nova Scotia, KBC Bank,
  Lloyds TSB Bank PLC, National
  Australia Bank, Royal Bank of
  Scotland PLC and Societe
  Generale)                         3.50    1/16/07   10,200,000     3,700,000      13,900,000   10,200,000     3,700,000 13,900,000
California,
  GO Notes                          6.50     2/1/07                    100,000         100,000                    100,634    100,634
California,
  GO Notes                          6.75     3/1/07                    140,000         140,000                    141,279    141,279
California,
  GO Notes (Liquidity Facility;
  Citibank NA)                      3.59    11/7/06    9,375,000 a,b                 9,375,000   9,375,000                 9,375,000
California,
  GO Notes (LOC: Bank of
  America, Bank of Nova Scotia
  and Landesbank
  Hessen-Thuringen Girozentrale)    3.44    11/7/06                  5,000,000 a     5,000,000                  5,000,000  5,000,000
California,
  GO Notes
  (Kindergarten-University)
  (LOC: Citibank NA and State
  Street Bank and Trust Co.)        3.44    11/7/06                  5,000,000 a     5,000,000                  5,000,000  5,000,000
California,
  GO Notes (Putters Program)
  (Insured; AMBAC and Liquidity
  Facility; PB Finance Inc.)        3.58    11/7/06    6,530,000 a,b 3,895,000 a,b 10,425,000   6,530,000      3,895,000 10,425,000
California,
  GO Notes (Putters Program)
  (Insured; FGIC and Liquidity
  Facility; JPMorgan Chase Bank)    3.59    11/7/06    7,170,000 a,b                7,170,000   7,170,000                 7,170,000
California Community College
  Financing Authority, GO Notes,
  TRAN (Insured; FSA)               4.50    6/29/07    9,000,000     1,000,000     10,000,000   9,050,261      1,005,584 10,055,845
California Department of Water
  Resources, Water Revenue, CP
  (Liquidity Facility;
  Landesbank Hessen-Thuringen
  Girozentrale)                     3.52    11/7/06    6,200,000     2,300,000      8,500,000   6,200,000      2,300,000  8,500,000
California Department of Water
  Resources, Water Revenue, CP
  (Liquidity Facility;
  Landesbank Hessen-Thuringen
  Girozentrale)                     3.50    12/7/06   12,762,000     4,500,000     17,262,000   12,762,000     4,500,000 17,262,000
California Educational Facilities
  Authority, Revenue (University
  of Judaism) (LOC; Allied Irish
  Bank)                             3.63    11/7/06                  3,200,000 a    3,200,000                  3,200,000  3,200,000
California Health Facilities
  Financing Authority, Revenue
  (Kaiser Permanente)               3.45    11/7/06                  8,000,000 a    8,000,000                  8,000,000  8,000,000
California Infrastructure and
  Economic Development Bank, IDR
  (Alegacy Foodservice Products
  Group, Inc. and Eagleware
  Manufacturing Company, Inc.
  Project) (LOC; Comerica Bank)     3.50    11/7/06    6,700,000 a                  6,700,000   6,700,000                 6,700,000
California Infrastructure and
  Economic Development Bank, IDR
  (Chaparral Property Project)
  (LOC; Comerica Bank)              3.57    11/7/06    1,600,000 a                  1,600,000   1,600,000                 1,600,000
California Infrastructure and
  Economic Development Bank, IDR
  (G&G Specialty Foods, Inc.
  Project) (LOC; Comerica Bank)     3.57    11/7/06    1,697,050 a                  1,697,050   1,697,050                 1,697,050
California Infrastructure and
  Economic Development Bank, IDR
  (International Raisins Inc.
  Project) (LOC; M&T Bank)          3.59    11/7/06    3,750,000 a                  3,750,000   3,750,000                 3,750,000
California Infrastructure and
  Economic Development Bank, IDR
  (Murrietta Circuits Project)
  (LOC; Comerica Bank)              3.55    11/7/06                  4,215,000 a    4,215,000                  4,215,000  4,215,000
California Infrastructure and
  Economic Development Bank, IDR
  (Studio Moulding Project)
  (LOC; Comerica Bank)              3.57    11/7/06    3,175,000 a                  3,175,000   3,175,000                 3,175,000
California Infrastructure and
  Economic Development Bank,
  Revenue (Los Angeles SPCA
  Project) (LOC; The Bank of New
  York)                             3.46    11/7/06                  6,200,000 a    6,200,000                  6,200,000  6,200,000
California Infrastructure and
  Economic Development Bank,
  Revenue (7/11 Materials
  Incorporated Project) (LOC;
  California State Teachers
  Retirement System)                3.64    11/7/06    3,325,000 a                  3,325,000   3,325,000                 3,325,000
California Pollution Control
  Financing Authority, PCR
  (Evergreen Oil Incorporated
  Project) (LOC; Bank of The
  West)                             3.61    11/7/06    3,225,000 a                  3,225,000   3,225,000                 3,225,000
California Pollution Control
  Financing Authority, PCR,
  Refunding (Pacific Gas and
  Electric Company) (LOC;
  JPMorgan Chase Bank)              3.50    11/1/06    6,000,000 a                  6,000,000   6,000,000                 6,000,000
California Pollution Control
  Financing Authority, SWDR (AG
  Resources III LLC Project)
  (LOC; Key Bank)                   3.58    11/7/06                  2,780,000 a    2,780,000                  2,780,000  2,780,000
California Pollution Control
  Financing Authority, SWDR (ALS
  Plastics Project) (LOC; Wells
  Fargo Bank)                       3.55    11/7/06     2,400,000 a                  2,400,000   2,400,000                 2,400,000
California Pollution Control
   Financing Authority, SWDR (BLT
   Enterprises of Fremont LLC
   Project) (LOC; Union Bank of
   California)                       3.63    11/7/06    7,285,000 a                  7,285,000   7,285,000                 7,285,000
California Pollution Control
   Financing Authority, SWDR
   (Burrtec Waste Industries Inc.
   Project) (LOC; U.S. Bank NA)      3.58    11/7/06                    450,000 a      450,000                    450,000    450,000
California Pollution Control
   Financing Authority, SWDR
   (Chicago Grade Landfill, Inc.
   Project) (LOC; Comerica Bank)     3.63    11/7/06    1,125,000 a                  1,125,000   1,125,000                 1,125,000
California Pollution Control
   Financing Authority, SWDR
   (CR&R Inc. Project) (LOC;
    Bank of the West)                3.61    11/7/06    3,895,000 a   1,500,000 a    5,395,000   3,895,000      1,500,000  5,395,000
California Pollution Control
   Financing Authority, SWDR
   (CR&R Inc. Project)
   (LOC; Bank of the West)           3.61    11/7/06    2,420,000 a                  2,420,000   2,420,000                 2,420,000
California Pollution Control
   Financing Authority, SWDR
   (Desert Properties LLC
   Project) (LOC; Union Bank of
   California)                       3.63    11/7/06    2,245,000 a                  2,245,000   2,245,000                 2,245,000
California Pollution Control
   Financing Authority, SWDR
   (GreenWaste Recovery, Inc.
   Project)
   (LOC; Comerica Bank)              3.63    11/7/06    2,005,000 a   3,085,000 a    5,090,000   2,005,000      3,085,000  5,090,000
California Pollution Control
   Financing Authority, SWDR
   (Marin Sanitary Service
   Project) (LOC; Comerica Bank)     3.63    11/7/06    4,115,000 a                  4,115,000   4,115,000                 4,115,000
California Pollution Control
   Financing Authority, SWDR
   (Metropolitan Recycling Corp.
   Project) (LOC; Comerica Bank)     3.63    11/7/06    3,195,000 a                  3,195,000   3,195,000                 3,195,000
California Pollution Control
   Financing Authority, SWDR
   (Metropolitan Recycling Corp.
   Project) (LOC; Comerica Bank)     3.63    11/7/06    1,550,000 a                  1,550,000   1,550,000                 1,550,000
California Pollution Control
   Financing Authority, SWDR
   (Mission Trail Waste Systems,
   Inc. Project) (LOC; Comerica
   Bank)                             3.63    11/7/06                  2,200,000 a    2,200,000                  2,200,000  2,200,000
California Pollution Control
   Financing Authority, SWDR
   (Mottra Corp. Project) (LOC;
   Wells Fargo Bank)                 3.63    11/7/06    1,735,000 a                  1,735,000   1,735,000                 1,735,000
California Pollution Control
   Financing Authority, SWDR
   (Napa Recycling and Waste
   Services, LLC Project) (LOC;
   Union Bank of California)         3.63    11/7/06    3,000,000 a   2,155,000 a    5,155,000   3,000,000      2,155,000  5,155,000
California Pollution Control
   Financing Authority, SWDR
   (Norcal Waste System Inc.
   Project) (LOC; Bank of America)   3.58    11/7/06                  3,625,000 a    3,625,000                  3,625,000  3,625,000
California Pollution Control
   Financing Authority, SWDR
   (Norcal Waste System Inc.
   Project) (LOC; Comerica Bank)     3.63    11/7/06   11,085,000 a                 11,085,000   11,085,000               11,085,000
California Pollution Control
   Financing Authority, SWDR
   (Pena's Disposal Inc. Project)
   (LOC; Comerica Bank)              3.63    11/7/06    1,355,000 a                  1,355,000   1,355,000                 1,355,000
California Pollution Control
   Financing Authority, SWDR
   (Specialty Solid Waste
   Project) (LOC; Comerica Bank)     3.63    11/7/06    1,205,000 a                  1,205,000   1,205,000                 1,205,000
California Pollution Control
   Financing Authority, SWDR
   (Sunset Waste Paper Inc.
   Project) (LOC; Comerica Bank)     3.63    11/7/06    2,170,000 a   1,000,000 a    3,170,000   2,170,000      1,000,000  3,170,000
California School Cash Reserve
   Program, COP, TRANS (Insured;
   AMBAC)                            4.50     7/6/07    4,000,000     1,000,000      5,000,000   4,026,148      1,006,537  5,032,685
California State Economic
   Development Financing
   Authority, IDR (Vortech
   Engineering Inc. Project)
   (LOC; U.S. Bank NA)               3.55    11/7/06    2,290,000 a                  2,290,000   2,290,000                 2,290,000
California Statewide Communities
   Development Authority, CP
   (Kaiser Permanente)               3.68    11/9/06    1,500,000                    1,500,000   1,500,000                 1,500,000
California Statewide Communities
   Development Authority, IDR
   (American Modular System
   Project) (LOC; Bank of the
   West)                             3.62    11/7/06    3,800,000 a                  3,800,000   3,800,000                 3,800,000
California Statewide Communities
   Development Authority, IDR
   (American River Packaging,
   Inc. Project) (LOC; Wells
   Fargo Bank)                       3.60    11/7/06    1,490,000 a                  1,490,000   1,490,000                 1,490,000
California Statewide Communities
   Development Authority, IDR
   (Biocol Investments LP
   Project) (LOC; Union Bank of
   California)                       3.65    11/7/06      875,000 a                    875,000   875,000                     875,000
California Statewide Communities
   Development Authority, IDR
   (Evapco, Inc. Project) (LOC;
   Bank of America)                  3.60    11/7/06                    650,000 a      650,000                    650,000    650,000
California Statewide Communities
   Development Authority, IDR
   (Flambeau Airmold Corporation
   Project) (LOC; Wells Fargo
   Bank)                             3.60    11/7/06    1,500,000 a                  1,500,000   1,500,000                 1,500,000
California Statewide Communities
   Development Authority, IDR
   (Kennerly Project) (LOC; Bank
   of the West)                      3.60    11/7/06    1,465,000 a                  1,465,000   1,465,000                 1,465,000
California Statewide Communities
   Development Authority, IDR
   (Lesaint Limited Partnership
   Project) (LOC; PNC Bank)          3.60    11/7/06    1,280,000 a                  1,280,000   1,280,000                 1,280,000
California Statewide Communities
   Development Authority, IDR
   (Packaging Innovation Project)
   (LOC; Wells Fargo Bank)           3.60    11/7/06    1,750,000 a                  1,750,000   1,750,000                 1,750,000
California Statewide Communities
   Development Authority, IDR
   (Rapelli Project) (LOC;
   Comerica Bank)                    3.60    11/7/06    2,500,000 a                  2,500,000   2,500,000                 2,500,000
California Statewide Communities
   Development Authority, MFHR
   (City Towers Apartments)
   (Liquidity Facility; Merrill
   Lynch and LOC; Merrill Lynch)     3.65    11/7/06    9,020,000 a,b                9,020,000   9,020,000                 9,020,000
California Statewide Communities
   Development Authority, MFHR
   (Copeland Creek Apartments)
   (Liquidity Facility; Goldman
   Sachs Group Inc. and LOC;
   Goldman Sachs Group Inc.)         3.66    11/7/06                  2,345,000 a,b  2,345,000                  2,345,000  2,345,000
California Statewide Communities
   Development Authority, MFHR
   (Lake Merritt Apartments)
   (LOC; U.S. Bank NA)               3.69    11/7/06    3,700,000 a                  3,700,000   3,700,000                 3,700,000
California Statewide Communities
   Development Authority, MFHR
   (Oakmont of Alameda Project)
   (LOC; Bank of the West)           3.65    11/7/06   12,680,000 a                 12,680,000   12,680,000               12,680,000
California Statewide Communities
   Development Authority, MFHR
   (Pittsburg Plaza Apartments)
   (LOC; FHLB)                       3.75    11/7/06    4,600,000 a                  4,600,000   4,600,000                 4,600,000
California Statewide Communities
   Development Authority, MFHR
   (Seminole Gardens Apartments)
   (LOC; FHLB)                       3.66    11/7/06    3,385,000 a                  3,385,000   3,385,000                 3,385,000
California Statewide Communities
   Development Authority, TRAN
   (Pooled Local Agencies)           4.50    6/29/07    7,000,000     2,000,000      9,000,000   7,039,543      2,011,298  9,050,841
Chaffey Community College
   District, GO Notes (Insured;
   MBIA and Liquidity Facility;
   JPMorgan Chase Bank)              3.59    11/7/06                  1,485,000 a,b  1,485,000                  1,485,000  1,485,000
Conejo Valley Unified School
   District, GO Notes, TRAN          4.25    6/29/07    2,905,000     1,000,000      3,905,000   2,914,943      1,003,423  3,918,366
Contra Costa,
   COP (Concord Healthcare Center
   Inc.) (LOC; Bank of America)      3.69    11/7/06    2,005,000 a                  2,005,000   2,005,000                 2,005,000
FHLMC Multifamily Certificates,
   Revenue (Insured; FHLMC and
   Liquidity Facility; FHLMC)        3.66    11/7/06   11,123,927 a,b               11,123,927   11,123,927               11,123,927
FHLMC Multifamily Certificates,
   Revenue (Insured; FHLMC and
   Liquidity Facility; FHLMC)        3.66    11/7/06   28,287,913 a,b               28,287,913   28,287,913               28,287,913
Golden State Tobacco
   Securitization Corporation,
   Enhanced Tobacco Settlement
   Asset-Backed Bonds (Insured;
   FGIC and Liquidity Facility;
   Deutsche Banks AG)                3.61    11/7/06    2,080,000 a,b                2,080,000   2,080,000                 2,080,000
Golden State Tobacco
   Securitization Corporation,
   Enhanced Tobacco Settlement
   Asset-Backed Bonds (Liquidity
   Facility; Merrill Lynch)          3.59    11/7/06                  9,350,000 a,b  9,350,000                  9,350,000  9,350,000
Golden State Tobacco
   Securitization Corporation,
   Enhanced Tobacco Settlement
   Asset-Backed Bonds (Liquidity
   Facility; Merrill Lynch)          3.61    11/7/06    2,735,000 a,b                2,735,000   2,735,000                 2,735,000
Golden State Tobacco
   Securitization Corporation,
   Enhanced Tobacco Settlement
   Asset-Backed Bonds (Liquidity
   Facility; Merrill Lynch)          3.61    11/7/06    3,530,000 a,b                3,530,000   3,530,000                 3,530,000
Golden State Tobacco
   Securitization Corporation,
   Tobacco Settlement
   Asset-Backed Bonds (Liquidity
   Facility; Merrill Lynch)          3.61    11/7/06                  4,600,000 a,b  4,600,000                  4,600,000  4,600,000
Goldman Sachs Pool Trust,
   Revenue (Liquidity Facility;
   Goldman Sachs Group and LOC;
   IXIS Corporate and Investment
   Bank)                             3.66    11/7/06    5,400,000 a,b                5,400,000   5,400,000                 5,400,000
Golden West Schools Financing
   Authority, GO, Revenue (Goleta
   Union School District)
   (Insured; MBIA and Liquidity
   Facility; Merrill Lynch
   Capital Services)                 3.58    11/7/06                  5,190,000 a,b  5,190,000                  5,190,000  5,190,000
Kern County,
   GO Notes, TRAN                    4.50    6/29/07    4,000,000     1,000,000      5,000,000   4,024,891      1,006,223  5,031,114
Los Angeles,
   Wastewater System Revenue,
   Refunding (Insured; FGIC and
   Liquidity Facility; FGIC)         3.44    11/7/06                  1,700,000 a    1,700,000                  1,700,000  1,700,000
Los Angeles County,
   GO Notes, TRAN                    4.50    6/29/07    4,000,000     1,000,000      5,000,000   4,025,396      1,006,349  5,031,745
Los Angeles Convention and
   Exhibition Center Authority,
   LR, Refunding (Insured; AMBAC
   and Liquidity Facility; Dexia
   Credit Locale)                    3.47    11/7/06                  2,700,000 a    2,700,000                  2,700,000  2,700,000
Los Angeles Department of
   Airports, Revenue, Refunding
   (Ontario International
   Airport) (Insured; MBIA)          4.50    5/15/07    1,700,000                    1,700,000   1,708,913                 1,708,913
Los Angeles Department of Water
   and Power, Power System
   Revenue (Putters Program)
   (Insured; FSA and Liquidity
   Facility; PB Finance Inc.)        3.58    11/7/06    7,855,000 a,b                7,855,000   7,855,000                 7,855,000
Los Angeles Industrial Development
   Authority, Empowerment Zone
   Facility Revenue (Megatoys
   Project) (LOC; California
   State Teachers Retirement
   System)                           3.65    11/7/06                  3,000,000 a    3,000,000                  3,000,000  3,000,000
Los Angeles Industrial Development
   Authority, IDR (Delta Tau Data
   Systems Incorporated Project)
   (LOC; California State
   Teachers Retirement System)       3.65    11/7/06    4,750,000 a                  4,750,000   4,750,000                 4,750,000
Madera Irrigation Financing
   Authority, Water Revenue
   (Insured; XLCA and Liquidity
   Facility; Dexia Credit Locale)    3.49    11/1/06   10,000,000 a                 10,000,000   10,000,000               10,000,000
Manteca Redevelopment Agency,
   Subordinate Tax Allocation
   Revenue, Refunding (Amended
   Merged Project Area) (Insured;
   XLCA and Liquidity Facility;
   State Street Bank and Trust
   Co.)                              3.49    11/1/06   15,450,000 a                 15,450,000   15,450,000               15,450,000
Maywood,
   COP (Infrastructure Financing
   Project) (LOC; Allied Irish
   Bank)                             3.50    11/7/06                  2,715,000 a    2,715,000                  2,715,000  2,715,000
Menlo Park Community Development
   Agency, Tax Allocation
   Revenue, Refunding (Las Pulgas
   Community Development Project)
   (Insured; AMBAC and Liquidity
   Facility; State Street Bank
   and Trust Co.)                    3.49    11/1/06   18,100,000 a                 18,100,000   18,100,000               18,100,000
Milpitas Unified School District,
   GO Notes, TRAN                    4.50    7/10/07    2,250,000     2,000,000      4,250,000   2,262,831      2,010,668  4,273,499
Oakland Joint Powers Financing
   Authority, Revenue (Oakland GO
   Bond Program) (Insured; AMBAC
   and Liquidity Facility;
   Merrill Lynch Capital Services)   3.58    11/7/06    6,060,000 a,b                6,060,000   6,060,000                 6,060,000
Pittsburg Redevelopment Agency,
   Subordinate Tax Allocation
   Revenue (Los Medanos Community
   Development Project) (Insured;
   AMBAC and Liquidity Facility:
   California State Teachers
   Retirement System and State
   Street Bank and Trust Co.)        3.49    11/1/06   15,200,000 a                 15,200,000   15,200,000               15,200,000
Port of Oakland,
   Port Revenue (Insured; MBIA)      6.00    11/1/06                    630,000        630,000                    630,000    630,000
Riverside Community College
   District, GO Notes (Insured;
   FSA and Liquidity Facility;
   JPMorgan Chase Bank)              3.59    11/7/06                  4,255,000 a,b  4,255,000                  4,255,000  4,255,000
Riverside County Industrial
   Development Authority, IDR
   (California Mold Inc. Project)
   (LOC; Bank of the West)           3.83    11/7/06    2,650,000 a                  2,650,000   2,650,000                 2,650,000
Riverside County Industrial
   Development Authority, IDR
   (Computrus Inc. Project) (LOC;
   Wells Fargo Bank)                 3.55    11/7/06    1,925,000 a                  1,925,000   1,925,000                 1,925,000
Riverside County Industrial
   Development Authority, IDR
   (Trademark Plastics Inc.
   Project) (LOC; California
   State Teachers Retirement
   System)                           3.55    11/7/06    4,275,000 a                  4,275,000   4,275,000                 4,275,000
Sacramento Housing Authority,
   MFHR (Liquidity Facility;
   Merrill Lynch)                    3.65    11/7/06    6,880,000 a,b                6,880,000   6,880,000                 6,880,000
San Bernardino County Industrial
   Development Authority, IDR
   (W&H Voortman, Inc. Project)
   (LOC; California State
   Teachers Retirement System)       3.60    11/7/06    1,980,000 a                  1,980,000   1,980,000                 1,980,000
San Diego,
   Water Utility Fund Net System
   Revenue (Certificates of
   Undivided Interest) (Insured;
   FGIC and Liquidity Facility;
   Citibank NA)                      3.57    11/7/06                  2,785,000 a,b  2,785,000                  2,785,000  2,785,000
San Diego County,
   COP (Friends of Chabad
   Lubavitch) (LOC; Comerica Bank)   3.52    11/7/06                  1,700,000 a    1,700,000                  1,700,000  1,700,000
San Pablo Redevelopment Agency,
   Subordinate Tax Allocation
   Revenue (Tenth Township
   Redevelopment Project)
   (Insured; AMBAC and Liquidity
   Facility; Dexia Credit Locale)    3.49    11/1/06   20,000,000 a                 20,000,000   20,000,000               20,000,000
Santa Clara County Housing
   Authority, MFHR (Monte Vista
   Terrace Apartments) (LOC;
   Union Bank of California)         3.56    11/7/06    4,000,000 a   2,000,000 a    6,000,000   4,000,000      2,000,000  6,000,000
Santa Clara County Housing
   Authority, MFHR (Willows
   Apartments) (LOC; Union Bank
   of California)                    3.67    11/7/06    4,284,000 a                  4,284,000   4,284,000                 4,284,000
Santa Rosa,
   MFHR (Crossings at Santa Rosa)    3.77    11/3/06    7,600,000                    7,600,000   7,600,000                 7,600,000
Sausalito,
   MFHR (Rotary Village Senior
   Housing Project) (LOC; Bank of
   the West)                         3.45    11/7/06                  1,175,000 a    1,175,000                  1,175,000  1,175,000
Stockton Community Facilities
   District, Special Tax Revenue
   (Arch Road East Community
   Facilities District Number
   99-02) (LOC; Wells Fargo Bank)    3.44    11/7/06                  2,635,000 a    2,635,000                  2,635,000  2,635,000
Tulare-Porterville Schools
   Financing Authority, COP (2002
   Refinancing Project) (Insured;
   FSA and Liquidity Facility;
   Dexia Credit Locale)              3.46    11/7/06                  7,075,000 a    7,075,000                  7,075,000  7,075,000
University of California Regents,
   General Revenue (Putters
   Program) (Insured; MBIA and
   Liquidity Facility; PB Finance
   Inc.)                             3.58    11/7/06    9,045,000 a,b 2,990,000 a,b 12,035,000   9,045,000      2,990,000 12,035,000
Vacaville Industrial Development
   Authority, Industrial Revenue,
   Refunding (Leggett & Platt
   Inc.) (LOC; Wachovia Bank)        3.62    11/7/06                  1,600,000 a    1,600,000                  1,600,000  1,600,000
Vallejo,
   Water Revenue, COP (LOC; KBC
   Bank)                             3.53    11/7/06                  2,440,000 a    2,440,000                  2,440,000  2,440,000
Ventura County,
   GO Notes, TRAN                    4.50     7/2/07    1,750,000                    1,750,000   1,758,984                 1,758,984
Whittier,
   Revenue, Refunding (Whittier
   College) (Insured; Radian Bank
   and Liquidity Facility; The
   Bank of New York)                 3.62    11/7/06   16,850,000 a   3,000,000 a   19,850,000   16,850,000     3,000,000 19,850,000

U.S. Related--4.8%
Puerto Rico Commonwealth,
   Public Improvement (Insured;
   Assured Guaranty and Liquidity
   Facility; Morgan Stanley Bank)    3.59    11/7/06                  7,200,000 a,b  7,200,000                  7,200,000  7,200,000
Puerto Rico Commonwealth,
   TRAN (LOC: Banco Bilboa
   Vizcaya, Banco Santander, Bank
   of Nova Scotia, BNP Paribas,
   Dexia Credit Locale and Fortis
   Bank)                             4.50    7/30/07   17,320,000     5,000,000     22,320,000   17,444,591     5,036,247 22,480,838
Puerto Rico Housing Finance
   Corporation, Home Mortgages
   Revenue (Putters Program)
   (Liquidity Facility; JPMorgan
   Chase Bank)                       3.61    11/7/06                  3,000,000 a,b   3,000,000                 3,000,000  3,000,000
                                    -------------------------------------------------------------------------------------------------
Total Investments-100.0% (cost $508,136,391 and $175,548,242 respectively)                      508,136,391  175,548,242 683,684,633

*  Management does not anticipate having to sell any securities as a result of the Exchange.
a  Securities payable on demand. Variable interest rate--subject to periodic change.
b  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006 these securities amounted to $172,761,840 or 25.3% of total investments.

Summary of Abbreviations
--------------------------------------------------------------------------------------------------
ACA         American Capital Access                           AGC       ACE Guaranty Corporation
AGIC        Asset Guaranty Insurance Company                  AMBAC     American Municipal Bond Assurance Corporation
ARRN        Adjustable Rate Receipt Notes                     BAN       Bond Anticipation Notes
BIGI        Bond Investors Guaranty Insurance                 BPA       Bond Purchase Agreement
CGIC        Capital Guaranty Insurance Company                CIC       Continental Insurance Company
CIFG        CDC Ixis Financial Guaranty                       CMAC      Capital Market Assurance Corporation
COP         Certificate of Participation                      CP        Commercial Paper
EDR         Economic Development Revenue                      EIR       Environmental Improvement Revenue
FGIC        Financial Guaranty Insurance Company              FHA       Federal Housing Administration
FHLB        Federal Home Loan Bank                            FHLMC     Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association             FSA       Financial Security Assurance
GAN         Grant Anticipation Notes                          GIC       Guaranteed Investment Contract
GNMA        Government National Mortgage Association          GO        General Obligation
HR          Hospital Revenue                                  IDB       Industrial Development Board
IDC         Industrial Development Corporation                IDR       Industrial Development Revenue
LOC         Letter of Credit                                  LOR       Limited Obligation Revenue
LR          Lease Revenue                                     MBIA      Municipal Bond Investors Assurance Insurance Corporation
MFHR        Multi-Family Housing Revenue                      MFMR      Multi-Family Mortgage Revenue
PCR         Pollution Control Revenue                         PILOT     Payment in Lieu of Taxes
RAC         Revenue Anticipation Certificates                 RAN       Revenue Anticipation Notes
RAW         Revenue Anticipation Warrants                     RRR       Resources Recovery Revenue
SAAN        State Aid Anticipation Notes                      SBPA      Standby Bond Purchase Agreement
SFHR        Single Family Housing Revenue                     SFMR      Single Family Mortgage Revenue
SONYMA      State of New York Mortgage Agency                 SWDR      Solid Waste Disposal Revenue
TAN         Tax Anticipation Notes                            TAW       Tax Anticipation Warrants
TRAN        Tax and Revenue Anticipation Notes                XLCA      XL Capital Assurance

                                                                                          General            Dreyfus
                                                                                          California        California
                                                                                          Municipal         Tax Exempt
                                                                                         Money Market      Money Market
                                                                                             Fund             Fund
                                                                                       ---------------------------------
Summary of Combined Ratings (Unaudited)
Fitch                                      Moody's                 Standard & Poor's              Value (%)+
------------------------------------------------------------------------------------------------------------------------
F1+,F1                                     VMIG1,MIG1,P1           SP1+,SP1,A1+,A1             94.9          98.6
AAA,AA,A c                                 Aaa,Aa,A c              AAA,AA,A c                   5.1           0.5
Not Rated d                                Not Rated d             Not Rated d                                0.9
                                                                                       ---------------------------------
                                                                                              100.0         100.0
+  Based on total investments.

c  Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d  Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

Pro Forma Statement of Assets and Liabilities
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------
October 31, 2006 (Unaudited)
                                                                                                                General California
                                                                                                                Municipal Money
                                                           General            Dreyfus                           Market Fund
                                                           California         California                        Pro Forma
                                                           Municipal Money    Tax Exempt Money                  Combined
                                                           Market Fund        Market Fund        Adjustments    (Note 1)
                                                           ---------------   ----------------  ---------------  ----------------

ASSETS:       Investments in securities - See Statement
              of Investments                                 $ 508,136,391    $ 175,548,242                     $ 683,684,633
              Interest receivable                                2,656,037        1,189,010                         3,845,047
              Prepaid expenses                                      29,389            9,339                            38,728
                                                             -------------    -------------     ------------    -------------

                   Total Assets                                510,821,817      176,746,591                      687,568,408
                                                             --------------   -------------     ------------    ------------

LIABILITIES:  Due to The Dreyfus Corporation and affiliates        237,316           73,968                           311,284
              Cash overdraft due to Custodian                    8,871,376        5,011,483                        13,882,859
              Accrued expenses                                     147,081           42,610                           189,691
                                                             -------------     ------------                     -------------

                   Total Liabilities                             9,255,773        5,128,061                        14,383,834
                                                             -------------     ------------     ------------    -------------
NET ASSETS                                                   $ 501,566,044     171,618,530                      $ 673,184,574
                                                             =============     ===========      ============    =============

COMPOSITION OF
NET ASSETS:     Paid-in capital                              $  501,655,037   $ 171,617,435                     $ 673,272,472
                Accumulated net realized gain (loss)
                on investments                                     (88,993)           1,095                           (87,898)
                                                             -------------    -------------                           -------

NET ASSETS                                                   $ 501,566,044    $ 171,618,530                     $ 673,184,574
                                                             =============    =============     =============   =============

Class A Shares (unlimited number of $.001 par value
   shares of Beneficial Interest authorized)
Net Assets                                                   $ 419,874,093    $ 171,618,530                     $ 591,492,623
Shares outstanding                                             419,948,547      171,683,754                       591,632,301

Net asset value per share ($)                                $        1.00   $        1.00                      $        1.00
                                                             =============   =============                      =============

Class B Shares (unlimited number of $.001 par value
   shares of Beneficial Interest authorized)
Net Assets                                                   $  81,691,951    $        --                       $  81,691,951
Shares outstanding                                              81,706,491             --                          81,706,491

Net asset value per share ($)                                $        1.00             --                       $        1.00
                                                             =============                                      =============

* Investments in securities, at cost                         $ 508,136,391    $ 175,548,242                     $ 683,684,633

                                                   See notes to pro forma financial statements.

Pro Forma Statement of Operations
----------------------------------------------------------------------------------------------------------------------------------------------------
For the Twelve Months Ended October 31, 2006 (Unaudited)

                                                                                                                General California
                                                                                                                Municipal Money
                                                           General            Dreyfus                           Market Fund
                                                           California         California                        Pro Forma
                                                           Municipal Money    Tax Exempt Money                  Combined
                                                           Market Fund        Market Fund        Adjustments    (Note 1)
                                                           ---------------   ----------------  ---------------  ----------------

INVESTMENT INCOME:

INCOME:    Interest Income                                    $ 29,497,869    $  5,705,045                         $ 35,202,914

EXPENSES:  Management fee                                     $  4,441,390    $    861,074      $     --           $  5,302,463
           Shareholder servicing costs                           1,770,332         101,469            --              1,871,801
           Professional fees                                        65,974          52,188         (38,000)(a)           80,162
           Prospectus and shareholders' reports                    136,552          10,093          (5,000)(a)          141,645
           Custodian fees                                           65,060          17,688          (6,500)(a)           76,248
           Directors' fees and expenses                             10,950          13,623          (8,000)(a)           16,573
           Registration fees                                        41,385          15,696         (10,000)(a)           47,081
           Distribution and service fees                         1,080,772                                            1,080,772
           Miscellaneous                                            36,946          13,745(a)       (8,000)(a)           42,691
                                                              ------------    ----- ------      ----------          -----------
                Total Expenses                                   7,649,361       1,085,575         (75,500)           8,659,436
                                                              ------------    ------------      ----------          -----------

           Less- reduction in management fee due to
           undertaking                                            (233,004)           --                              (233,004)

           Less- reduction in custody fees due to
           earnings credit-Net                                     (14,603)        (13,868)                             (28,471)
                                                              ------------     -----------     -----------          -----------

                Net Expenses                                     7,401,754       1,071,707         (75,500)           8,397,962
                                                              ------------     -----------     ------------        -----------

NET INVESTMENT INCOME                                           22,096,115       4,633,338          75,500           26,804,952
                                                              ------------     -----------     -----------         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

                 Net realized gain (loss) on investments      $     (2,655)        (14,583)                       $    (17,238)
                 Net unrealized appreciation (depreciation)
                    on investments                                 (11,460)           --                                (11,460)
                                                              ------------     -----------      ----------           ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (14,115)        (14,583)                             (28,698)
                                                              ------------     -----------      ----------           ----------

NET INCREASE  (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                          $  22,082,000       4,618,755     $   75,500           26,776,254
                                                              =============   =============     ===========          ==========

(a)  Reflects the anticipated savings as a result of the Merger.

                                                  See notes to pro forma financial statements.

General California Municipal Money Market Fund

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — Basis of Combination:

           At special meetings of the Board held on November 6, 2006 and November 15, 2006, the Board of Trustees of General California Municipal Money Market (the "Acquiring Fund") and Dreyfus California Tax Exempt Money Market Fund (the "Fund"), approved an Agreement and Plan of Reorganization pursuant to which, subject to approval by the shareholders of the Fund, the Fund will transfer all of its assets, subject to its liabilities, to the Acquiring Fund. Shares will be exchanged for a number of Acquiring Fund shares equal in value to the assets less liabilities of the Fund (the "Exchange"). The Acquiring Fund shares then will be distributed to the Fund's shareholders on a pro rata basis in liquidation of the Fund. Fund shareholders will receive Acquiring Fund Class A shares in the Exchange.

           The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of the Acquiring Fund and the Fund at October 31, 2006. The unaudited pro forma statement of operations reflects the results of operations of the Acquiring Fund and the Fund for the twelve months ended October 31, 2006. These statements have been derived from the Fund's and the Acquiring Fund's respective books and records utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for pre-combination periods will not be restated. The fiscal year ends are November 30 for the Acquiring Fund and March 31 for the Fund.

           The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Fund and the Acquiring Fund included or incorporated by reference in the respective Statements of Additional Information. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at October 31, 2006. The pro forma financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. Following the proposed merger, the Acquiring Fund will be the accounting survivor.

           All costs with respect to the Exchange will be borne by The Dreyfus Corporation.

           The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

NOTE 2 — Portfolio Valuation:

           Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund's investments.

NOTE 3 — Capital Shares:

           The pro forma number of shares that would be issuable was calculated by dividing the net assets of the Fund at October 31, 2006 by the Class A net asset value per share of the Acquiring Fund on October 31, 2006.

NOTE 4 — Pro Forma Operating Expenses:

           The accompanying pro forma statement of operations reflects changes in fund expenses as if the merger had taken place on November 1, 2005.

NOTE 5 — Federal Income Taxes:

           Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the Exchange, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes.

           The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-9452) (the "Registration Statement"), filed on March 30, 2006.

Item 16	Exhibits.

(1)	Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 13 to the Registration Statement, filed on July 28, 1995.

(2)	Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 32 to the Registration Statement, filed on March 30, 2006.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 31 to the Registration Statement, filed on March 30, 2005.

(7)(a)	Distribution Agreement is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 31 to the Registration Statement, filed on March 30, 2005.

(7)(b)	Forms of Shareholder Service Plan Agreements and Distribution Plan Agreements are incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 24 to the Registration Statement, filed on March 29, 2000.

(8)	Not Applicable.

(9)(a)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) to Post- Effective Amendment No. 14 to the Registration Statement, filed on November 3, 1995. Sub-Custodian Agreements are incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 12 to the Registration Statement, filed on September 29, 1994.

(9)(b)	Amendment to Custody Agreement and Foreign Custody Manager Agreement are incorporated by reference to Exhibit (g)(2) and (g)(3), respectively, to Post-Effective Amendment No. 26 to the Registration Statement, filed on March 28, 2002.

(10)(a)	Registrant's Shareholder Services Plans with respect to Class A and Class B are incorporated by reference to Exhibits (9)(a) and (9)(b), respectively, to Post-Effective Amendment No. 13 to the Registration Statement, filed on July 28, 1995.

(10)(b)	Shareholder Services Plan with respect to E*TRADE Class is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 30 to the Registration Statement, filed on February 10, 2005.

(10)(c)	Distribution Plan is incorporated by reference to Exhibit (15) to Post-Effective Amendment No. 13 to the Registration Statement, filed on July 28, 1995.

(10)(d)	Rule 18f-3 Plan, as amended, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 32 to the Registration Statement, filed on March 30, 2006.

(11)(a)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 14 to the Registration Statement, filed on November 3, 1995.

(11)(b)	Consent of Registrant's counsel.*

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.*

(15)	Not Applicable.

(16)	Power of Attorney.***

(17)(a)	Forms of Proxy.*

(17)(b)	The Prospectus and Statement of Additional Information of General California Municipal Money Market Fund dated April 1, 2006 are incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed on March 30, 2006 (File No. 33-9452).

________________________
*	Filed herewith.
**	To be filed by Post-Effective Amendment.
***	Filed as part of signature page.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

           As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 24th day of November, 2006.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND By: /s/ Stephen E. Canter Stephen E. Canter, President

Power of Attorney

Each person whose signature appears below on this Registration Statement on Form N-14 hereby constitutes and appoints Mark N. Jacobs, James Windels, Michael A. Rosenberg, Janette E. Farragher, Robert R. Mullery, Jeff Prusnofsky, James Bitetto and John B. Hammalian and each of them, with full power to act without the other, his/her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him/her and in his/her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his/her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

           Pursuant to the requirements of the Securities Act of 1993, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

Signatures	Title	Date

/s/ Stephen E. Canter Stephen E. Canter	President (Principal Executive Officer)	November 24, 2006

/s/ James Windels James Windels	Treasurer (Principal Accounting and Financial Officer)	November 24, 2006

/s/ Joseph S. DiMartino Joseph S. DiMartino	Chairman of the Board	November 24, 2006

/s/ Clifford L. Alexander, Jr. Clifford L. Alexander, Jr.	Board Member	November 24, 2006

/s/ Peggy C. Davis Peggy C. Davis	Board Member	November 24, 2006

/s/ Ernest Kafka Ernest Kafka	Board Member	November 24, 2006

/s/ Nathan Leventhal Nathan Leventhal	Board Member	November 24, 2006

Exhibit Index

(11)(b) Consent of Registrant’s Counsel (14) Consent of Independent Registered Public Accounting Firm